Inventory	12 Months Ended
Dec. 31, 2022
Inventory Disclosure [Abstract]
Inventory	Inventory

As at December 31	2022	2021
Natural gas held in storage (a) (b)	$588	$341
Natural gas liquids	197	175
Materials and supplies	76	70
Renewable energy credits and emission compliance instruments	127	82
Crude oil and condensate	152	109
Processed finished products	6	5
	$1,146	$782
Less: inventory reclassified to assets held for sale (note 5) (c)	(86)	—
	$1,060	$782

(a)As at December 31, 2022, $520 million of the natural gas held in storage was held by rate-regulated utilities (2021 - $304 million).
(b)In 2022, a write-down of $5 million was recorded relating to the revaluation of the Company's natural gas storage inventory in the Midstream business to its net realizable value.
(c)Pursuant to the May 26, 2022 announcement of the sale of the Alaska Utilities Disposition, $72 million of the natural gas held in storage that was held by rate-regulated utilities was reclassified to "assets held for sale" on the Consolidated Balance Sheets at December 31, 2022. The transaction closed on March 1, 2023. Refer to Notes 5 and 34 for more details.